Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Impact on previously reported values after adoption

Year ended December 31, 2017	Previously	Reflecting ASU
(Millions)	Reported	Adoption	Change

Net Sales	$31,657	$31,657	$—
Operating expenses
Cost of sales	16,001	16,055	54
Selling, general and administrative expenses	6,572	6,626	54
Research, development and related expenses	1,850	1,870	20
Gain on sale of businesses	(586)	(586)	—
Total operating expenses	23,837	23,965	128
Operating income	$7,820	$7,692	$(128)

Other expense (income), net	$272	$144	$(128)

Income before income taxes	$7,548	$7,548	$—

Year ended December 31, 2016	Previously	Reflecting ASU
(Millions)	Reported	Adoption	Change

Net Sales	$30,109	$30,109	$—
Operating expenses
Cost of sales	15,040	15,118	78
Selling, general and administrative expenses	6,222	6,311	89
Research, development and related expenses	1,735	1,764	29
Gain on sale of businesses	(111)	(111)	—
Total operating expenses	22,886	23,082	196
Operating income	$7,223	$7,027	$(196)

Other expense (income), net	$170	$(26)	$(196)

Income before income taxes	$7,053	$7,053	$—

Year ended December 31, 2015	Previously	Reflecting ASU
(Millions)	Reported	Adoption	Change

Net Sales	$30,274	$30,274	$—
Operating expenses
Cost of sales	15,383	15,351	(32)
Selling, general and administrative expenses	6,229	6,233	4
Research, development and related expenses	1,763	1,757	(6)
Gain on sale of businesses	(47)	(47)	—
Total operating expenses	23,328	23,294	(34)
Operating income	$6,946	$6,980	$34

Other expense (income), net	$123	$157	$34

Income before income taxes	$6,823	$6,823	$—

Earnings per share

Earnings Per Share Computations

(Amounts in millions, except per share amounts)	2017	2016	2015
Numerator:
Net income attributable to 3M	$4,858	$5,050	$4,833

Denominator:
Denominator for weighted average 3M common shares outstanding – basic	597.5	604.7	625.6
Dilution associated with the Company’s stock-based compensation plans	15.2	14.0	11.6
Denominator for weighted average 3M common shares outstanding – diluted	612.7	618.7	637.2

Earnings per share attributable to 3M common shareholders – basic	$8.13	$8.35	$7.72
Earnings per share attributable to 3M common shareholders – diluted	$7.93	$8.16	$7.58